Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We recognize the importance of safeguarding the security of our computer systems, software, networks, and other technology assets. We have implemented cybersecurity measures and protocols for assessing, identifying, and managing material risks from cybersecurity threats, which are integrated into our overall risk management framework. We aim to ensure a comprehensive and proactive approach to safeguarding our assets and operations.

For example, Xinjiang United Family has adopted and implemented cybersecurity risk management regulations which classify cybersecurity threats and issues, specify the responsibility of information technology personnel, and the processes for preventing, identifying, and managing cybersecurity risks and issues. The U.S. Stores have not implemented cybersecurity risk management regulations and mainly rely on technological safeguards installed in their computer systems. We are reliant on third parties to service parts of our IT infrastructure. We do not have processes to oversee and identify risks from cybersecurity threats associated with the use of any third-party service provider.

In the year ended December 31, 2025, we did not detect any cybersecurity incidents that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition.

Although risks from cybersecurity threats have not to date materially affected, and we do not believe they are reasonably likely to materially affect, us, our business strategy, results of operations or financial condition, we may, from time to time, experience threats to and security incidents related to our data and systems. See “Item 3. Key Information-D. Risk Factors-Risks Relating to Our Business-Any disruption of our information technology system would harm the operating entities’ business and reduce their profitability” and “Item 3. Key Information-D. Risk Factors-Risks Relating to Our Business-Data security breaches and attempts thereof could negatively affect the operating entities’ reputation, credibility, and business.”

Cybersecurity Risk Management Processes Integrated [Text Block]	We have implemented cybersecurity measures and protocols for assessing, identifying, and managing material risks from cybersecurity threats, which are integrated into our overall risk management framework.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	false
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	we did not detect any cybersecurity incidents that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Role of Management [Text Block]

According to the cybersecurity risk management regulations implemented by Xinjiang United Family, our information technology personnel have the primary responsibility for day-to-day assessment and management of cybersecurity risks. Our information technology monitor cybersecurity risks. When cybersecurity issues occur, our information technology personnel will collect the relevant information, prepare solutions to mitigate the issues, and report the incidents to our management. Our management supervises our information technology personnel.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our information technology monitor cybersecurity risks. When cybersecurity issues occur, our information technology personnel will collect the relevant information, prepare solutions to mitigate the issues, and report the incidents to our management. Our management supervises our information technology personnel.